PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 45,346
Ending balance	53,005	$ 45,346
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,127
Ending balance	44,148	37,127
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,439
Ending balance	17,119	15,439
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,220)
Ending balance	(8,262)	(7,220)
Renewable power
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,553
Ending balance	33,590	26,553
Renewable power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,031	10,950
Additions, net of disposals and assets reclassified as held for sale	(17)	333
Acquisitions through business combinations	6,923	5,741
Foreign currency translation	54	1,007
Ending balance	24,991	18,031
Renewable power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,298	11,650
Foreign currency translation	616	332
Fair value changes	374	316
Dispositions and assets reclassified as held for sale	(8)	0
Ending balance	13,280	12,298
Renewable power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,776)	(2,862)
Foreign currency translation	(90)	(125)
Dispositions and assets reclassified as held for sale	51	14
Depreciation expenses	(866)	(803)
Ending balance	(4,681)	(3,776)
Hydroelectric | Renewable power
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,875
Ending balance	23,279	22,875
Hydroelectric | Renewable power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,382	7,441
Additions, net of disposals and assets reclassified as held for sale	256	253
Acquisitions through business combinations	0	5,731
Foreign currency translation	29	957
Ending balance	14,667	14,382
Hydroelectric | Renewable power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,440	11,035
Foreign currency translation	403	305
Fair value changes	341	100
Dispositions and assets reclassified as held for sale	(8)	0
Ending balance	12,176	11,440
Hydroelectric | Renewable power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,947)	(2,248)
Foreign currency translation	(38)	(122)
Dispositions and assets reclassified as held for sale	0	9
Depreciation expenses	(579)	(586)
Ending balance	(3,564)	(2,947)
Wind Energy, Solar and Other | Renewable power
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,678
Ending balance	10,311	3,678
Wind Energy, Solar and Other | Renewable power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,649	3,509
Additions, net of disposals and assets reclassified as held for sale	(273)	80
Acquisitions through business combinations	6,923	10
Foreign currency translation	25	50
Ending balance	10,324	3,649
Wind Energy, Solar and Other | Renewable power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	858	615
Foreign currency translation	213	27
Fair value changes	33	216
Dispositions and assets reclassified as held for sale	0	0
Ending balance	1,104	858
Wind Energy, Solar and Other | Renewable power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(829)	(614)
Foreign currency translation	(52)	(3)
Dispositions and assets reclassified as held for sale	51	5
Depreciation expenses	(287)	(217)
Ending balance	$ (1,117)	$ (829)